UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Croft Value Fund
	Schedule of Investments
	July 31, 2017 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCKS - 82.26%

Autos & Automotive Products - 2.71%
7,783	Delphi Automotive PLC	$ 703,739
30,648	General Motors Co.	1,102,715
		1,806,454
Banks, S&Ls and Brokers - 2.51%
35,646	Morgan Stanley	1,671,797

Capital Equipment - 1.94%
8,950	Flowserve Corp.	368,113
7,795	United Technologies Corp.	924,253
		1,292,366
Chemicals - 1.65%
12,217	Lyondell Basell Industries NV	1,100,630

Consumer Cyclicals - 2.96%
13,446	Newell Rubbermaid, Inc.	708,873
7,117	Whirlpool Corp.	1,265,972
		1,974,845
Consumer Non-Durables - 4.20%
8,738	Diageo, Plc. ADR *	1,140,921
22,846	Mondelez International, Inc.	1,005,681
11,197	Unilever NV ADR	651,329
		2,797,931
Consumer Services - 1.90%
4,620	Allegion PLC	762,681
12,693	Aramark	505,943
		1,268,624
Energy - 1.06%
5,450	Concho Resources, Inc.	709,917

Energy Pipelines- 2.21%
21,426	Kinder Morgan, Inc.	437,733

32,643	Williams Companies, Inc.	1,037,395
		1,475,128
Financial Services - 6.00%
46,661	Ally Financial, Inc.	1,056,405
31,427	Invesco Ltd.	1,092,717
33,350	Synchrony Financial	1,011,172
8,452	Visa, Inc. Class A	841,481
		4,001,775
Healthcare - 2.55%
2,241	Cooper Companies, Inc.	546,513
2,421	UnitedHealth Group, Inc.	464,372
6,241	Universal Health Services, Class-B	691,690
		1,702,575
Hotels & Gaming - 1.64%
33,156	MGM Resorts International	1,091,827

Industrial Products - 1.70%
22,472	Axalta Coating Systems, Inc. *	707,868
5,277	TE Connectivity LTD	424,218
		1,132,086
Insurance Agents & Brokers - 0.94%
8,011	Marsh & McLennan Companies, Inc.	624,618

International Oil & Gas - 2.59%
33,417	Noble Energy, Inc.	966,085
15,044	Total SA ADR	762,279
		1,728,364
Life Insurance - 4.42%
26,017	Prudential Financial, Inc.	2,945,905

Media & Enterntainment - 7.53%
25,680	Activision Blizzard, Inc. *	1,586,510
53,544	Comcast Corp., Class-A	2,165,855
38,667	Liberty Global, Plc *	1,267,118
		5,019,483
Multi-Industry - 1.89%
20,645	General Electric Co.	528,718
5,366	Honeywell International, Inc.	730,420
		1,259,138
Pharmaceuticals - 3.65%
5,755	Gilead Sciences, Inc.	437,898
9,058	Johnson & Johnson	1,202,178
5,104	Medtronic PLC	428,583
11,078	Pfizer, Inc.	367,346
		2,436,005
Property & Casualty Insurance - 2.00%
14,628	Allstate Corp.	1,331,148

Retail Stores - 2.62%
7,423	Dollar General Corp.	557,913
8,777	Lowes Companies, Inc.	679,340
9,105	Tractor Supply Company	510,973
		1,748,226
Specialty Chemicals - 1.20%
10,460	FMC Corp.	798,935

Technology - 15.70%
1,656	Alphabet, Inc. Class-C *	1,540,908
2,883	Amazon.com, Inc. *	2,847,770
12,526	Analog Devices, Inc.	989,679
8,509	Apple, Inc.	1,265,544
14,563	Intel Corp	516,550
5,257	International Business Machines	760,530
13,883	Keysight Technologies, Inc. *	577,394
4,897	NXP Semiconductors NV *	540,286
19,598	Microsoft Corp.	1,424,775
		10,463,436

Telecommuications - 0.74%
17,267	Telephone & Data Systems, Inc.	490,900

Transportation - 4.50%
20,338	Delta Air Lines, Inc.	1,003,884
11,017	Kansas City Southern Corp.	1,136,844
3,714	Norfolk Southern Corp.	418,122
7,321	XPO Logistics, Inc. *	440,065
		2,998,915
Wholesale-Durable Goods - 1.45%
29,760	HD Supply Holdings, Inc. *	966,902

Total Common Stock (Cost $35,720,035) - 82.26%		$ 54,837,930

REAL ESTATE INVESTMENT TRUSTS - 5.32%
8,757	American Tower Corp. - Class A	1,193,842
71,239	Weyerhaeuser Co.	2,352,312
Total Real Estate Investment Trusts (Cost $1,808,322) - 5.32%		3,546,154

SHORT-TERM INVESTMENTS- 12.45%
8,299,140	AIM Short Term Investments ( Cost 8,299,140) ** 0.76%	8,299,140

Total Investments (Cost $45,827,496) *** - 99.47%		$ 66,683,224

Liabilities in Excess of Other Assets - (0.03%)		(19,546)

Net Assets - 100.00%		$ 66,663,678

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2017.

*** At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $45,827,496 amounted to $271,480 which consisted of aggregate gross unrealized appreciation of $436,918 and aggregate gross unrealized depreciation of $165,438.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $45,827,496 amounted to $271,480 which consisted of aggregate gross unrealized appreciation of $436,918 and aggregate gross unrealized depreciation of $165,438.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2017:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$54,837,930	$0	$0	$54,837,930
Real Estate Investment Trusts	$3,546,154	$0	$0	$3,546,154
Cash Equivalents	$8,299,140	$0	$0	$8,299,140
Total	$66,683,224	$0	$0	$66,683,224

	Croft Income Fund
	Schedule of Investments
	JULY 31, 2017 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 43.63%

Agriculture - 0.68%
80,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	$ 81,967

Autos & Automotive Products - 0.99%
120,000	Ford Motor Credit Co., 6.625%, 8/15/17	120,194

Building Materials & Housing - 1.49%
180,000	Lennar Corp., 4.75%, 12/15/17	180,162

Business Services - 1.22%
145,000	United Parcel Services, 5.5%, 1/15/18	147,541

Capital Goods - 1.35%
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	163,664

Chemicals - 3.30%
125,000	Avery Denison Corp., 6.625%, 10/01/17	126,016
105,000	Celanese US Holdings LLC, 5.875%, 6/15/21	117,674
150,000	DuPont EI De Nemours, 6.00% 7/15/18	156,207
		399,897
Construction - 1.51%
195,000	Layne Christensen Co., 4.25%, 11/15/18	182,934

Energy - 0.85%
100,000	Conocophillips Corp., 5.20%, 5/15/18	102,750

Energy Services - 0.88%
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	107,266

Financial Services - 9.54%
150,000	Capital One Financial Corp., 2.45%, 4/24/19	151,106
225,000	Charles Schwab Corp., 4.45%, 7/22/20	240,788
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	240,324
130,000	JP Morgan Chase & Co., 1.7%, 3/1/18	130,078
125,000	JP Morgan Chase & Co., 2.295%, 8/15/21	124,884
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	142,031
125,000	Synchrony Financial Corp., 3.0%, 08/15/19	127,013

		1,156,223
Gas & Gas Transmission - 0.88%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	106,747

Industrial Goods - 2.48%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	92,131
206,000	General Electric Co., 5.25%, 12/6/17	208,725
		300,856
International Oil & Gas - 1.07%
130,000	Chevron Corp., 1.365%, 3/2/18	129,966

Media & Entertainment - 4.32%
165,000	21st Century Fox America, 7.75%, 2/1/24	203,485
186,000	Liberty Media, Corp., 8.25%, 2/1/30	202,740
110,000	Washington Post Co., 7.25%, 2/1/19	117,150
		523,375
Medical Products - 1.79%
209,000	Medtronic Plc., 3.200%, 6/15/22	216,390

Metal & Mining - 1.89%
100,000	Nucor Corp., 5.75%, 12/1/17	101,288
125,000	U.S. Steel Corp., 7.00%, 2/1/18	127,344
		228,632
Technology - 2.50%
200,000	Amazon.com, Inc., 2.50%, 11/29/22	202,578
100,000	IBM Corp., 5.70%, 9/14/17	100,485
		303,063
Telecommunications - 2.34%
275,000	Qualcomm, Inc., 3.00%, 5/20/22	283,690

Transportation - 3.23%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	108,062
125,000	Burlington Northern Santa Fe, 3.45%, 9/15/21	130,680
54,000	Hertz Corp., 6.75%, 4/15/19	54,000
105,000	Triumph Group, Inc., 4.875%, 4/1/21	99,356
		392,098
Utilities - 1.33%
150,000	National Fuel Gas Co., 5.20%, 7/15/25	161,205

Total Corporate Bonds (Cost $5,046,645) - 43.63%		$ 5,288,618

PREFERRED STOCKS - 1.46%
3,000	CHS, Inc. 7.875%, 12/31/49	$ 88,324
3,000	CHS, Inc. 7.50%, 12/31/49	88,320

Total Preferred Stocks (Cost $150,000) - 1.46%		$ 176,644

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 25.46%

125,000	U.S. Treasury Notes, 0.75%, 2/28/18	124,688
200,000	U.S. Treasury Notes, 0.875%, 2/28/18	199,994
200,000	U.S. Treasury Notes, 0.875%, 11/30/17	199,838
125,000	U.S. Treasury Notes, 0.875%, 5/31/18	124,639
125,000	U.S. Treasury Notes, 0.875%, 5/15/19	123,975
200,000	U.S. Treasury Notes, 1.000%, 2/15/18	199,828
255,000	U.S. Treasury Notes, 1.000%, 5/15/18	254,543
200,000	U.S. Treasury Notes, 1.000%, 5/31/18	199,594
255,000	U.S. Treasury Notes, 1.125%, 5/31/19	254,074
125,000	U.S. Treasury Notes, 1.25%, 2/29/20	124,419
125,000	U.S. Treasury Notes, 1.375%, 2/28/19	125,107
125,000	U.S. Treasury Notes, 1.5%, 2/28/19	125,332
125,000	U.S. Treasury Notes, 1.5%, 11/30/19	125,288
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	301,594
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	300,569
300,000	U.S. Treasury Notes, 2.750%, 2/28/18	302,719

Total U.S. Government Agencies & Obligations (Cost $3,117,984) - 25.46%		$ 3,086,199

SHORT TERM INVESTMENTS - 29.16%
3,535,203	AIM Short Term Investments 0.22% (Cost $3,535,203) ** 0.76%	$ 3,535,203

Total Investments (Cost $11,849,832) *** - 99.71%		$ 12,086,664

Other Assets less Liablities - 0.29%		35,699

Net Assets - 100.00%		$ 12,122,363

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at July 31, 2017.

*** At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,849,832 amounted to $192,794, which consisted of aggregate gross unrealized appreciation of $212,631 and aggregate gross unrealized depreciation of $19,837.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At July 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,849,832 amounted to $192,794, which consisted of aggregate gross unrealized appreciation of $212,631 and aggregate gross unrealized depreciation of $19,837.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of July 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$5,288,618	$0	$5,288,618
Convertible Bonds	$0	$176,644	$0	$176,644
U.S. Obligations	$0	$3,086,199	$0	$3,086,199
Cash Equivalents	$3,535,203	$0	$0	$3,535,203
Total	$3,535,203	$8,551,461	$0	$12,086,664

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 25, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 25, 2017

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 25, 2017